Stock-Based Compensation (Darden Stock Unit Activity) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015
Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total stock unit liability	$ 50.7	$ 46.1
Unrecognized compensation cost related to unvested stock options granted	$ 33.7
Unrecognized compensation cost, period of recognition, in years (years)	2 years 9 months 18 days
Fair market value on grant date	$ 21.5
Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total stock unit liability	10.4	15.9
Unrecognized compensation cost related to unvested stock options granted	$ 2.4
Unrecognized compensation cost, period of recognition, in years (years)	1 year 1 month 6 days
Fair market value on grant date	$ 11.4
Other Current Liabilities | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Current stock unit liability	17.1	16.2
Other Current Liabilities | Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Current stock unit liability	7.1	11.2
Other Liabilities | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Noncurrent stock unit liability	33.6	29.9
Other Liabilities | Performance Stock Units, Cash Settled
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Noncurrent stock unit liability	$ 3.3	$ 4.7